Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Financing Receivable Modifications Information [Abstract]
TDR's classifications from previously performing loans		$ 11,100	$ 11,100
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	21	30	69
Pre-Modification Outstanding Recorded Investment	[1]	$ 2,981	$ 3,427	$ 7,003
Post-Modification Outstanding Recorded Investment	[1]	$ 2,981	$ 3,427	$ 7,003
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		6	1	12
Pre-Modification Outstanding Recorded Investment		$ 632	$ 35	$ 1,171
Post-Modification Outstanding Recorded Investment		$ 632	$ 35	$ 1,171
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	1	6	4
Pre-Modification Outstanding Recorded Investment	[1]	$ 125	$ 747	$ 426
Post-Modification Outstanding Recorded Investment	[1]	$ 125	$ 747	$ 426
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	18	18	44
Pre-Modification Outstanding Recorded Investment	[1]	$ 2,621	$ 2,349	$ 5,653
Post-Modification Outstanding Recorded Investment	[1]	$ 2,621	$ 2,349	$ 5,653
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		6	1	10
Pre-Modification Outstanding Recorded Investment		$ 632	$ 35	$ 1,076
Post-Modification Outstanding Recorded Investment		$ 632	$ 35	$ 1,076
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	0	1	3
Pre-Modification Outstanding Recorded Investment	[1]	$ 0	$ 6	$ 56
Post-Modification Outstanding Recorded Investment	[1]	$ 0	$ 6	$ 56
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	0
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	2	5	18
Pre-Modification Outstanding Recorded Investment	[1]	$ 235	$ 325	$ 868
Post-Modification Outstanding Recorded Investment	[1]	$ 235	$ 325	$ 868
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	2
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 95
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 95

[1]	Includes New York, New Jersey, Vermont and Massachusetts.